Accounts Payable and Accrued Liabilities and Provisions (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Accounts payable and accrued liabilities [Abstract]
Trade	$ 27,996	$ 26,052
Salaries and social benefits	19,716	18,101
Forward exchange contracts (note 6)	845	590
Other	2,233	3,155
Accounts payable and accrued liabilities	50,790	47,898
Provisions [Abstract]
Warranty	356	417
Restructuring charges (note 4)	1,133	3,167
Other	2,313	1,717
Provisions	$ 3,802	$ 5,301